UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-21625
Investment Company Act file number

Intrepid Capital Management Funds Trust
 (Exact name of registrant as specified in charter)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
 (Address of principal executive offices) (Zip code)

Mark F. Travis
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
 (Name and address of agent for service)

1-904-246-3433
Registrant’s telephone number, including area code

Date of fiscal year end: 09/30/18

Date of reporting period:  06/30/18

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2018 (Unaudited)
Intrepid Capital Fund

COMMON STOCKS - 62.39%	Shares	Value
Commercial & Professional Services - 0.87%
Gattaca PLC (a)(b)	1,967,030	$3,024,323
Consumer Durables & Apparel - 2.16%
GUD Holdings Ltd. (a)	719,004	7,534,521
Consumer Services - 3.63%
Biglari Holdings, Inc. - Class A(c)	2,761	2,622,950
Biglari Holdings, Inc. - Class B (c)	27,616	5,067,260
The Cheesecake Factory, Inc.	90,625	4,989,813
		12,680,023
Diversified Financials - 14.84%
Berkshire Hathaway, Inc. - Class B (c)	90,600	16,910,490
Dundee Corp. - Class A (a)(c)	383,661	461,099
Greenhill & Co., Inc.	213,000	6,049,200
Jefferies Financial Group, Inc.	534,000	12,143,160
Oaktree Capital Group LLC	240,631	9,781,650
The Bank Of New York Mellon Corp.	120,000	6,471,600
		51,817,199
Energy - 2.72%
Patterson-UTI Energy, Inc.	526,510	9,477,180
Food, Beverage & Tobacco - 0.99%
Berentzen-Gruppe AG (a)	383,375	3,458,528
Health Care Equipment & Services - 2.64%
AmerisourceBergen Corp.	108,000	9,209,160
Insurance - 4.51%
Baldwin & Lyons, Inc. - Class B (b)	428,541	10,456,400
Hallmark Financial Services, Inc. (b)(c)	528,592	5,275,348
		15,731,748
Media - 5.67%
Discovery, Inc. - Class C (c)	469,899	11,982,425
WPP PLC (a)	495,590	7,802,867
		19,785,292
Pharmaceuticals, Biotechnology & Life Sciences - 0.94%
Stallergenes Greer PLC (a)(c)	91,861	3,293,355
Real Estate - 3.57%
Consolidated-Tomoka Land Co.	60,813	3,740,608
FRP Holdings, Inc. (c)	134,654	8,718,846
		12,459,454
Retailing - 1.75%
Hornbach Baumarkt AG (a)	197,158	6,089,885
Software & Services - 12.69%
Amdocs Ltd. (a)	177,600	11,755,344
Mediagrif Interactive Technologies, Inc. (a)	416,178	3,893,804
Net 1 UEPS Technologies, Inc. (c)	1,167,020	10,596,542
Teradata Corp. (c)	201,374	8,085,166
The Western Union Co.	488,470	9,930,595
		44,261,451
Technology Hardware & Equipment - 3.51%
Cisco Systems, Inc.	117,000	5,034,510
Western Digital Corp.	93,000	7,199,130
		12,233,640

Transportation - 1.90%
Royal Mail PLC (a)	991,332	6,612,194
TOTAL COMMON STOCKS (Cost $189,224,680)		217,667,953

CONVERTIBLE BONDS - 2.46%	Principal
Consumer Durables & Apparel - 2.22%	Amount
Dorel Industries, Inc.
5.500%, 11/30/2019 (a)	$ 7,750,000	7,741,475
Real Estate - 0.24%
Consolidated-Tomoka Land Co.
4.500%, 03/15/2020	804,000	840,290
TOTAL CONVERTIBLE BONDS (Cost $8,684,697)		8,581,765

CORPORATE BONDS - 28.50%
Capital Goods - 3.25%
Actuant Corp.
5.625%, 06/15/2022	4,445,000	4,500,562
Fortive Corp.
1.800%, 06/15/2019	1,810,000	1,789,977
Stanley Black & Decker, Inc.
2.451%, 11/17/2018	2,975,000	2,971,158
WESCO Distribution, Inc.
5.375%, 12/15/2021	2,020,000	2,057,875
		11,319,572
Commercial & Professional Services - 4.53%
FTI Consulting, Inc.
6.000%, 11/15/2022	7,142,000	7,329,478
Multi-Color Corp.
6.125%, 12/01/2022 (d)	5,020,000	5,132,950
Nielsen Finance LLC/ Nielsen Finance Co.
4.500%, 10/01/2020	3,356,000	3,351,805
		15,814,233
Consumer Durables & Apparel - 0.99%
American Outdoor Brands Corp.
5.000%, 08/28/2020 (d)	3,500,000	3,465,000
Consumer Services - 3.12%
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022	5,321,000	5,533,840
Nathan’s Famous, Inc.
6.625%, 11/01/2025 (d)	5,299,000	5,351,990
		10,885,830
Containers & Packaging - 0.10%
W/S Packaging Holdings, Inc.
9.000%, 04/15/2023 (d)	355,000	359,438
Diversified Financials - 2.53%
Donnelley Financial Solutions, Inc.
8.250%, 10/15/2024	3,391,000	3,552,072
FirstCash, Inc.
5.375%, 06/01/2024 (d)	5,273,000	5,259,817
		8,811,889
Energy - 1.86%
Unit Corp.
6.625%, 05/15/2021	6,500,000	6,483,750
Health Care Equipment & Services - 2.64%
Edwards Lifesciences Corp.
2.875%, 10/15/2018	5,049,000	5,050,377
Laboratory Corp. of America Holdings
2.500%, 11/01/2018	4,146,000	4,141,437
		9,191,814

Household & Personal Products - 1.02%
Central Garden & Pet Co.
6.125%, 11/15/2023	3,443,000	3,559,201
Materials - 4.41%
Bemis Co., Inc.
6.800%, 08/01/2019	4,229,000	4,389,526
Ecolab, Inc.
2.000%, 01/14/2019	3,910,000	3,895,101
Silgan Holdings, Inc.
5.500%, 02/01/2022	7,032,000	7,102,320
		15,386,947
Media - 1.59%
Cable One, Inc.
5.750%, 06/15/2022 (d)	5,424,000	5,532,480
Retailing - 1.39%
Caleres, Inc.
6.250%, 08/15/2023	4,692,000	4,832,760
Expedia Group, Inc.
7.456%, 08/15/2018	5,000	5,024
		4,837,784
Software & Services - 1.07%
eBay, Inc.
2.200%, 08/01/2019	3,763,000	3,731,619
TOTAL CORPORATE BONDS (Cost $99,406,790)		99,379,557

SHORT-TERM INVESTMENT - 5.63%
Money Market Fund - 5.63%	Shares
STIT-Treasury Portfolio - Institutional Class, 1.750% (e)	19,641,000	19,641,000
TOTAL SHORT-TERM INVESTMENT (Cost $19,641,000)		19,641,000

Total Investments (Cost $316,957,167) - 98.98%		345,270,275
Other Assets in Excess of Liabilities - 1.02%		3,550,285
TOTAL NET ASSETS - 100.00%		$348,820,560

Percentages are stated as a percent of net assets.

(a) Foreign Issued Security.
(b) Affiliate company. See Note 2.
(c) Non-income producing security.
(d)
Securities purchases pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of June 30, 2018, the value of these investments was $25,101,675, or 7.20% of total net assets.

(e) Rate listed is the 7-day effective yield.

The industry classifications presented in this report, present the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Open Forward Currency Contracts
June 30, 2018 (Unaudited)
			Amount of		Amount of
	Forward	Currency	Currency to be	Currency	Currency to be	Unrealized
	Settlement	to be	Received in	to be	Delivered in	Appreciation
Counterparty of Contracts	Date	Received	Local Currency	Delivered	Local Currency	(Depreciation)
Bank of New York Mellon	08/07/2018	CAD	3,800,000	USD	3,014,677	$(122,164)
Bank of New York Mellon	08/07/2018	CAD	3,900,000	USD	3,035,374	(66,742)
Bank of New York Mellon	08/07/2018	USD	7,445,659	CAD	9,300,000	366,614
Bank of New York Mellon	08/07/2018	USD	2,280,165	CAD	2,950,000	34,661
Bank of New York Mellon	08/07/2018	USD	217,750	CAD	285,000	811
Bank of New York Mellon	08/07/2018	USD	489,667	CAD	644,000	(538)
National Australia Bank	10/09/2018	GBP	1,755,000	USD	2,304,789	22,202
National Australia Bank	10/09/2018	USD	11,993,500	GBP	8,500,000	723,175
National Australia Bank	10/09/2018	USD	5,250,541	GBP	3,670,000	384,412
National Australia Bank	10/09/2018	USD	2,980,412	GBP	2,191,000	75,320
National Australia Bank	10/09/2018	USD	10,675,782	EUR	8,600,000	552,561
National Australia Bank	10/09/2018	USD	1,991,923	EUR	1,681,000	13,186
State Street Bank	10/29/2018	USD	9,315,098	AUD	12,300,000	207,446
State Street Bank	10/29/2018	AUD	2,600,000	USD	1,956,950	(31,755)
						$2,159,189
USD - U.S. Dollars
CAD - Canadian Dollars
AUD - Australian Dollars
EUR - Euro
GBP - British Pound

Schedule of Investments
June 30, 2018 (Unaudited)
Intrepid Endurance Fund

COMMON STOCKS - 14.84%	Shares	Value
Consumer Durables & Apparel - 0.00%
Vista Outdoor, Inc. (a)	200	$3,098
Consumer Services - 0.00%
Bojangles’, Inc. (a)	100	1,440
Diversified Financials - 1.08%
A-Mark Precious Metals, Inc.	100	1,328
Donnelley Financial Solutions, Inc. (a)	59,030	1,025,351
Dundee Corp. - Class A (a)(b)	358,048	430,317
		1,456,996
Insurance - 7.53%
Baldwin & Lyons, Inc. - Class B (c)	273,514	6,673,742
Crawford & Co. - Class A	142,422	1,226,253
Hallmark Financial Services, Inc. (a)(c)	227,598	2,271,428
		10,171,423
Materials - 0.00%
Sandstorm Gold Ltd. (a)(b)	100	450
Wheaton Precious Metals Corp. (b)	100	2,206
		2,656
Software & Services - 6.23%
Amdocs Ltd. (b)	72,820	4,819,956
Net 1 UEPS Technologies, Inc. (a)	376,826	3,421,580
Syntel, Inc. (a)	5,544	177,907
		8,419,443
TOTAL COMMON STOCKS (Cost $18,484,571)		20,055,056

EXCHANGE-TRADED FUND - 2.29%
Diversified Financials - 2.29%
iShares Gold Trust (a)	258,000	3,101,160
TOTAL EXCHANGE-TRADED FUND (Cost $3,318,949)		3,101,160

CONVERTIBLE BOND - 0.17%	Principal
Diversified Financials - 0.17%	Amount
EZCORP, Inc.
2.125%, 06/15/2019	$ 228,000	230,798
TOTAL CONVERTIBLE BOND (Cost $210,954)		230,798

SHORT-TERM INVESTMENTS - 73.56%
U.S. Treasury Bills - 73.56%
2.101%, 12/27/2018 (d)	35,000,000	34,643,033
1.944%, 10/11/2018 (d)	12,000,000	11,935,399
1.733%, 07/26/2018 (d)	37,000,000	36,955,163
2.075%, 11/29/2018 (d)	16,000,000	15,864,023
TOTAL SHORT-TERM INVESTMENTS (Cost $99,397,618)		99,397,618

Total Investments (Cost $121,412,092) - 90.86%		122,784,632
Other Assets in Excess of Liabilities - 9.14%		12,345,722
TOTAL NET ASSETS - 100.00%		$135,130,354

(a) Non-income producing security.
(b) Foreign Issued Security.
(c) Affiliate company. See Note 2.
(d) Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Schedule of Open Forward Currency Contracts
June 30, 2018 (Unaudited)
			Amount of		Amount of
	Forward	Currency	Currency to be	Currency	Currency to be	Unrealized
	Settlement	to be	Received in	to be	Delivered in	Appreciation
Counterparty of Contracts	Date	Received	Local Currency	Delivered	Local Currency	(Depreciation)
Bank of Montreal	08/07/2018	CAD	380,000	USD	293,486	$(4,234)
Bank of Montreal	08/07/2018	CAD	356,000	USD	272,252	(1,270)
Bank of Montreal	08/07/2018	CAD	540,000	USD	430,863	(19,821)
Bank of Montreal	08/07/2018	USD	1,520,693	CAD	1,900,000	74,437
						$49,112

USD - U.S. Dollars
CAD - Canadian Dollars

Schedule of Investments
June 30, 2018 (Unaudited)
Intrepid Income Fund

PREFERRED STOCK - 1.02%
Energy - 1.02%	Shares	Value
Targa Resources Partners LP
9.000% (1 Month LIBOR USD + 7.710%) (a)	27,563	$738,413
TOTAL PREFERRED STOCK (Cost $740,369)		738,413

CONVERTIBLE BONDS - 6.11%	Principal
Consumer Durables & Apparel - 4.20%	Amount
Dorel Industries, Inc.
5.500%, 11/30/2019 (b)	$ 3,050,000	3,046,645
Real Estate - 1.91%
Consolidated-Tomoka Land Co.
4.500%, 03/15/2020	1,321,000	1,380,626
TOTAL CONVERTIBLE BONDS (Cost $4,418,998)		4,427,271

CORPORATE BONDS - 86.66%
Capital Goods - 10.14%
Actuant Corp.
5.625%, 06/15/2022	2,326,000	2,355,075
Fortive Corp.
1.800%, 06/15/2019	1,740,000	1,720,751
Stanley Black & Decker, Inc.
2.451%, 11/17/2018	1,986,000	1,983,435
WESCO Distribution, Inc.
5.375%, 12/15/2021	1,266,000	1,289,738
		7,348,999
Commercial & Professional Services - 8.66%
FTI Consulting, Inc.
6.000%, 11/15/2022	2,956,000	3,033,595
Multi-Color Corp.
6.125%, 12/01/2022 (c)	1,846,000	1,887,535
Nielsen Finance LLC / Nielsen Finance Co.
4.500%, 10/01/2020	1,356,000	1,354,305
		6,275,435
Consumer Durables & Apparel - 2.05%
American Outdoor Brands Corp. (c)
5.000%, 08/28/2020	1,500,000	1,485,000
Consumer Services - 3.95%
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022	1,340,000	1,393,600
Nathan’s Famous, Inc.
6.625%, 11/01/2025 (c)	1,451,000	1,465,510
		2,859,110
Containers & Packaging - 0.20%
W/S Packaging Holdings, Inc.
9.000%, 04/15/2023 (c)	145,000	146,812
Diversified Financials - 5.20%
Donnelley Financial Solutions, Inc.
8.250%, 10/15/2024	1,391,000	1,457,072
FirstCash, Inc.
5.375%, 06/01/2024 (c)	2,314,000	2,308,215
		3,765,287

Health Care Equipment & Services - 8.28%
Edwards Lifesciences Corp.
2.875%, 10/15/2018	2,201,000	2,201,600
Express Scripts Holding Co.
2.250%, 06/15/2019	1,767,000	1,754,190
Laboratory Corp. of America Holdings
2.500%, 11/01/2018	2,045,000	2,042,749
		5,998,539
Household & Personal Products - 2.98%
Central Garden & Pet Co.
6.125%, 11/15/2023	2,089,000	2,159,504
Materials - 13.77%
Bemis Co., Inc.
6.800%, 08/01/2019	1,500,000	1,556,938
Ecolab, Inc.
2.000%, 01/14/2019	2,806,000	2,795,307
The Sherwin-Williams Co.
7.250%, 06/15/2019	2,349,000	2,443,798
Silgan Holdings, Inc.
5.500%, 02/01/2022	3,146,000	3,177,460
		9,973,503
Media - 11.01%
Cable One, Inc.
5.750%, 06/15/2022 (c)	3,041,000	3,101,820
Discovery Communications LLC
5.625%, 08/15/2019	2,347,000	2,413,355
Omnicom Group, Inc. / Omnicom Capital, Inc.
6.250%, 07/15/2019	2,390,000	2,465,065
		7,980,240
Retailing - 14.39%
AutoZone, Inc.
1.625%, 04/21/2019	1,000,000	992,516
Caleres, Inc.
6.250%, 08/15/2023	1,841,000	1,896,230
Dillard’s, Inc.
7.130%, 08/01/2018	1,600,000	1,604,801
Dollar Tree, Inc.
3.055% (3 Month LIBOR USD + 0.700%), 04/17/2020 (a)	2,711,000	2,716,542
Expedia Group, Inc.
7.456%, 08/15/2018	3,197,000	3,212,505
		10,422,594
Software & Services - 3.01%
eBay, Inc.
2.200%, 08/01/2019	2,195,000	2,176,695
Technology Hardware & Equipment - 3.02%
Arrow Electronics, Inc.
6.000%, 04/01/2020	200,000	207,604
Corning, Inc.
6.625%, 05/15/2019	1,100,000	1,129,642
Hewlett Packard Enterprise Co.
2.850%, 10/05/2018	394,000	394,572
Jabil, Inc.
5.625%, 12/15/2020	438,000	456,751
		2,188,569
TOTAL CORPORATE BONDS (Cost $63,027,593)		62,780,287

U.S GOVERNMENT NOTES - 3.44%
U.S. Government Notes - 3.44%
United States Treasury Fixed Rate Note
3.750%, 11/15/2018	1,000,000	1,005,937
United States Treasury Fixed Rate Note
1.875%, 12/31/2019	1,500,000	1,486,582
TOTAL U.S. GOVERNMENT NOTES (Cost $2,503,932)		2,492,519

SHORT-TERM INVESTMENT - 5.14%	Shares
Money Market Fund - 5.14%
STIT-Treasury Portfolio - Institutional Class, 1.750% (d)	3,721,348	3,721,348
TOTAL SHORT-TERM INVESTMENT (Cost $3,721,348)		3,721,348

Total Investments (Cost $74,412,240) - 102.37%		74,159,838
Liabilities in Excess of Other Assets - (2.37%)		(1,714,979)
TOTAL NET ASSETS - 100.00%		$72,444,859

Percentages are stated as a percent of net assets.

(a) Variable rate security. The coupon rate, reference rate and spread rate is shown as of 6/30/2018.
(b) Foreign Issued Security.
(c)
Securities purchases pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of June 30, 2018, the value of these investments was $10,394,892, or 14.35% of total net assets.

(d) Rate listed is the 7-day effective yield.

Schedule of Open Forward Currency Contracts
June 30, 2018 (Unaudited)
			Amount of		Amount of
	Forward	Currency	Currency to be	Currency	Currency to be	Unrealized
	Settlement	to be	Received in	to be	Delivered in	Appreciation
Counterparty of Contracts	Date	Received	Local Currency	Delivered	Local Currency	(Depreciation)
Bank of New York Mellon	08/07/2018	CAD	340,000	USD	270,658	$(11,854)
Bank of New York Mellon	08/07/2018	USD	271,968	CAD	340,000	13,164
						$1,310

USD - U.S. Dollars
CAD - Canadian Dollars

Schedule of Investments
June 30, 2018 (Unaudited)
Intrepid Disciplined Value Fund

COMMON STOCKS - 78.01%	Shares	Value
Consumer Services - 3.57%
The Cheesecake Factory, Inc.	22,255	$1,225,360
Diversified Financials - 21.31%
Berkshire Hathaway, Inc. - Class B (a)	7,325	1,367,211
Dundee Corp. - Class A (a)(b)	70,693	84,962
Jefferies Financial Group, Inc.	52,150	1,185,891
Northern Trust Corp.	11,255	1,158,027
Oaktree Capital Group LLC	50,150	2,038,598
The Bank Of New York Mellon Corp.	27,240	1,469,053
		7,303,742
Energy - 2.42%
Patterson-UTI Energy, Inc.	46,000	828,000
Food & Staples Retailing - 0.99%
The Kroger Co.	11,945	339,835
Health Care Equipment & Services - 7.62%
AmerisourceBergen Corp.	15,640	1,333,623
Laboratory Corp. of America Holdings (a)	7,130	1,280,049
		2,613,672
Insurance - 4.68%
Baldwin & Lyons, Inc. - Class B (c)	65,808	1,605,715
Media - 3.35%
WPP PLC (b)	72,835	1,146,758
Pharmaceuticals, Biotechnology & Life Sciences - 1.49%
Bio-Rad Laboratories, Inc. - Class A (a)	1,768	510,139
Retailing - 3.70%
Dollar General Corp.	9,535	940,151
Dollar Tree, Inc. (a)	3,850	327,250
		1,267,401
Software & Services - 15.58%
Amdocs Ltd. (b)	17,980	1,190,096
Net 1 UEPS Technologies, Inc. (a)	149,501	1,357,469
Teradata Corp. (a)	30,036	1,205,945
The Western Union Co.	78,000	1,585,740
		5,339,250
Technology Hardware & Equipment - 7.54%
Apple, Inc.	9,515	1,761,322
Western Digital Corp.	10,645	824,029
		2,585,351
Telecommunication Services - 3.83%
Telephone & Data Systems, Inc.	27,838	763,318
Verizon Communications, Inc.	10,929	549,838
		1,313,156
Transportation - 1.93%
Royal Mail PLC (b)	99,000	660,331
TOTAL COMMON STOCKS (Cost $22,103,513)		26,738,710

	Principal
SHORT-TERM INVESTMENT - 17.38%	Amount
U.S. Treasury Bill - 17.38%
2.024%, 11/08/18 (d)	$ 6,000,000	5,956,667
TOTAL SHORT-TERM INVESTMENT (Cost $5,956,667)		5,956,667

Total Investments (Cost $28,060,180) - 95.39%		32,695,377
Other Assets in Excess of Liabilities - 4.61%		1,579,658
TOTAL NET ASSETS - 100.00%		$34,275,035

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign Issued Security.
(c)	Affiliate company. See Note 2.
(d)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Schedule of Open Forward Currency Contracts
June 30, 2018 (Unaudited)
			Amount of		Amount of
	Forward	Currency	Currency to be	Currency	Currency to be	Unrealized
	Settlement	to be	Received in	to be	Delivered in	Appreciation
Counterparty of Contracts	Date	Received	Local Currency	Delivered	Local Currency	(Depreciation)
Bank of New York Mellon	09/10/2018	CAD	41,000	USD	31,374	$(148)
Bank of New York Mellon	09/10/2018	CAD	57,000	USD	44,043	(630)
Bank of New York Mellon	09/10/2018	CAD	1,650,000	USD	1,284,977	(28,290)
Bank of New York Mellon	09/10/2018	CAD	40,000	USD	30,103	362
Bank of New York Mellon	09/10/2018	USD	1,468,259	CAD	1,900,000	21,165
State Street Bank	12/07/2018	USD	1,796,331	GBP	1,330,000	27,645
						$20,104

USD - U.S. Dollars
CAD - Canadian Dollars
GBP - British Pound

Schedule of Investments
June 30, 2018 (Unaudited)
Intrepid International Fund

COMMON STOCKS - 63.46%	Shares	Value
Australia - 9.12%
Coventry Group Ltd. (a)(b)	1,795,752	$1,794,078
GUD Holdings Ltd.	86,140	902,670
		2,696,748
Canada - 13.00%
Corus Entertainment, Inc. - Class B	124,990	471,571
Dundee Corp. - Class A (a)	884,313	1,062,804
Mediagrif Interactive Technologies, Inc.	77,400	724,162
Noranda Income Fund (a)	1,577,680	1,584,100
		3,842,637
Estonia - 1.72%
Silvano Fashion Group AS - Class A	137,033	507,287
France - 6.24%
GEA	8,820	1,040,301
Vetoquinol SA	13,341	803,909
		1,844,210
Germany - 14.11%
Berentzen-Gruppe AG	131,232	1,183,879
Clere AG	133,250	1,773,949
Hornbach Baumarkt AG	38,497	1,189,108
KSB SE & Co. KGaA	54	22,103
		4,169,039
United Kingdom - 14.60%
Gattaca PLC (b)	838,035	1,288,485
Harvey Nash Group PLC	130,771	201,924
Quarto Group, Inc. (a)(b)	882,396	1,304,286
Royal Mail PLC	134,185	895,015
Stallergenes Greer PLC (a)	17,415	624,354
		4,314,064
United States - 4.67%
Baldwin & Lyons, Inc. - Class B (b)	30,834	752,350
Net 1 UEPS Technologies, Inc. (a)	69,151	627,891
		1,380,241
TOTAL COMMON STOCKS (Cost $20,397,431)		18,754,226

PREFERRED STOCKS - 13.82%
Canada - 10.75%
Dundee Corp.	224,730	1,856,306
5.350% (3 Month Canada Treasury Bill CAD + 4.100%) (c)
Dundee Corp. 7.500%	70,483	1,321,489
		3,177,795
Germany - 3.07%
KSB SE & Co. KGaA	2,188	905,801
TOTAL PREFERRED STOCKS (Cost $4,339,454)		4,083,596

	Principal
SHORT-TERM INVESTMENT - 5.06%	Amount
U.S. Treasury Bill - 5.06%
1.628%, 8/16/18 (d)	$ 1,500,000	1,496,944
TOTAL SHORT-TERM INVESTMENT (Cost $1,496,944)		1,496,944

Total Investments (Cost $26,233,829) - 82.34%		24,334,766
Other Assets in Excess of Liabilities - 17.66%		5,289,000
TOTAL NET ASSETS - 100.00%		$29,623,766

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Affiliate company. See Note 2.
(c) Variable rate security. The coupon rate, reference rate and spread rate is shown as of 6/30/2018.
(d) Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Schedule of Open Forward Currency Contracts
June 30, 2018 (Unaudited)
			Amount of		Amount of
	Forward	Currency	Currency to be	Currency	Currency to be	Unrealized
	Settlement	to be	Received in	to be	Delivered in	Appreciation
Counterparty of Contracts	Date	Received	Local Currency	Delivered	Local Currency	(Depreciation)
Bank of Montreal	09/10/2018	USD	6,966,483	CAD	9,000,000	$111,832
Bank of Montreal	09/14/2018	USD	2,402,715	GBP	1,715,000	131,408
Bank of Montreal	09/14/2018	USD	607,272	EUR	520,000	(3,595)
Bank of Montreal	09/14/2018	USD	7,409,805	EUR	5,925,000	449,447
State Street Bank	12/24/2018	USD	2,685,479	AUD	3,644,000	(14,093)
						$674,999

USD - U.S. Dollars
CAD - Canadian Dollars
AUD - Australian Dollars
EUR - Euro
GBP - British Pound

Schedule of Investments
June 30, 2018 (Unaudited)
Intrepid Select Fund

COMMON STOCKS - 81.29%	Shares	Value
Capital Goods - 1.55%
Cubic Corp.	7,503	$481,693
Commercial & Professional Services - 2.79%
Tetra Tech, Inc.	14,825	867,262
Consumer Durables & Apparel - 1.57%
Tapestry, Inc.	10,410	486,251
Diversified Financials - 10.65%
Donnelley Financial Solutions, Inc. (a)	27,070	470,206
Dundee Corp. - Class A (a)(b)	147,260	176,983
Jefferies Financial Group, Inc.	51,600	1,173,384
Oaktree Capital Group LLC	36,620	1,488,603
		3,309,176
Food, Beverage & Tobacco - 2.26%
Molson Coors Brewing Co. - Class B	10,300	700,812
Health Care Equipment & Services - 6.60%
AmerisourceBergen Corp.	11,055	942,660
Laboratory Corp. of America Holdings (a)	6,171	1,107,879
		2,050,539
Insurance - 15.04%
Baldwin & Lyons, Inc. - Class B (c)	101,400	2,474,160
Crawford & Co. - Class A	110,717	953,273
Hallmark Financial Services, Inc. (a)(c)	124,463	1,242,141
		4,669,574
Materials - 1.12%
Alamos Gold, Inc. - Class A (b)	60,945	346,777
Media - 9.85%
Discovery, Inc. - Class C (a)	36,880	940,440
Omnicom Group, Inc.	10,605	808,843
WPP PLC (b)	83,300	1,311,526
		3,060,809
Pharmaceuticals, Biotechnology & Life Sciences - 1.61%
Bio-Rad Laboratories, Inc. - Class A (a)	1,735	500,617
Retailing - 1.03%
Big Lots, Inc.	7,645	319,408
Software & Services - 21.42%
Amdocs Ltd. (b)	32,985	2,183,278
Net 1 UEPS Technologies, Inc. (a)	185,948	1,688,408
Syntel, Inc. (a)	21,016	674,403
Teradata Corp. (a)	32,275	1,295,841
The Western Union Co.	39,880	810,760
		6,652,690
Technology Hardware & Equipment - 3.09%
Western Digital Corp.	12,402	960,039
Telecommunication Services - 2.71%
Telephone & Data Systems, Inc.	30,725	842,480
TOTAL COMMON STOCKS (Cost $22,550,806)		25,248,127

EXCHANGE-TRADED FUNDS - 6.82%
Diversified Financials - 6.82%
iShares Gold Trust(a)	100,115	1,203,382
iShares Silver Trust(a)	60,330	914,000
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,203,514)		2,117,382

Real Estate Investment Trust (REIT) - 0.71%
REIT - 0.71%
Concentradora Fibra Hotelera Mexicana SA de CV (b)	379,221	220,541
TOTAL REIT (Cost $215,834)		220,541

CONVERTIBLE BOND - 0.98%	Principal
Diversified Financials - 0.98%	Amount
EZCORP, Inc.
2.125%, 06/15/2019	$ 300,000	303,682
TOTAL CONVERTIBLE BOND (Cost $259,741)		303,682

Total Investments (Cost $25,229,895) - 89.80%		27,889,732
Other Assets in Excess of Liabilities - 10.20%		3,166,811
TOTAL NET ASSETS - 100.00%		$31,056,543

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign Issued Security.
(c) Affiliate company. See Note 2.

Schedule of Open Forward Currency Contracts
June 30, 2018 (Unaudited)
			Amount of		Amount of
	Forward	Currency	Currency to be	Currency	Currency to be	Unrealized
	Settlement	to be	Received in	to be	Delivered in	Appreciation
Counterparty of Contracts	Date	Received	Local Currency	Delivered	Local Currency	(Depreciation)
Bank of New York Mellon	08/20/2018	CAD	146,000	USD	111,681	$(522)
Bank of New York Mellon	08/20/2018	CAD	154,000	USD	118,946	(1,697)
Bank of New York Mellon	08/20/2018	CAD	93,000	USD	74,179	(3,372)
Bank of New York Mellon	08/20/2018	USD	519,263	CAD	650,000	24,377
State Street Bank	09/05/2018	USD	179,746	GBP	132,000	4,997
State Street Bank	09/05/2018	USD	627,308	GBP	438,000	47,457
State Street Bank	09/05/2018	USD	591,311	GBP	427,000	26,023
Bank of New York Mellon	01/02/2019	USD	207,321	MXN	4,211,000	1,500
						$98,763

USD - U.S. Dollars
CAD - Canadian Dollars
GBP - British Pound
MXN - Mexican Peso

Notes to Schedule of Investments
June 30, 2018 (Unaudited)
Intrepid Capital Management Funds Trust

1. Summary of Significant Accounting Policies

   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).  The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.

Valuation of Securities

   The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

   Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds, real estate investments trusts and certain preferred securities, which are traded on an exchange (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”) are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the latest bid quotations from Nasdaq will be used.  When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  When using the latest bid quotation, the security will be classified as Level 2.

   Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

   Debt securities, such as corporate bonds, convertible bonds, senior loans, and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  Amortized cost will not be used if it does not approximate fair value, due to credit or other impairments of the issuer.  These securities will generally be classified as Level 2 securities.

  Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the latest bid will be used.  When using the latest bid quotation, these contracts are classified as Level 2.

   Forward currency contracts derive their value from the underlying currency prices.  These are valued by a pricing service using pricing models.  The models use inputs that are observed from active markets, such as exchange rates.  These contracts are classified as Level 2.

   Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade.  If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange or board of trade.  When using the market quotations and when the market is considered active, the contract will be classified as Level 1.

   Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 assets.

The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

As of June 30, 2018, the Funds’ assets and liabilities carried at fair value were classified as follows:

Description	Level 1	Level 2	Level 3	Total
Intrepid Capital Fund
Assets
Total Common Stocks*	$217,667,953	$-	$-	$217,667,953

Total Convertible Bonds*	-	8,581,765	-	8,581,765

Total Corporate Bonds*	-	99,379,557	-	99,379,557

Money Market Fund*	19,641,000	-	-	19,641,000

Net Unrealized Appreciation on Forward Currency Contracts	-	2,380,388	-	2,380,388

Total Assets	$237,308,953	$110,341,710	$-	$347,650,663

Liabilities
Net Unrealized Depreciation on Forward Currency Contracts	$-	$(221,199)	$-	$(221,199)
Total Liabilities	$-	$(221,199)	$-	$(221,199)

Intrepid Endurance Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$20,055,056	$-	$-	$20,055,056

Total Exchange-Traded Fund*	3,101,160	-	-	3,101,160

Total Convertible Bond*	-	230,798	-	230,798

U.S. Treasury Bills*	-	99,397,618	-	99,397,618

Net Unrealized Appreciation on Forward Currency Contract	-	74,437	-	74,437

Total Assets	$23,156,216	$99,702,853	$-	$122,859,069
Liabilities
Net Unrealized Depreciation on Forward Currency Contracts	$-	$(25,325)	$-	$(25,325)
Total Liabilities	$-	$(25,325)	$-	$(25,325)

Intrepid Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Preferred Stock*	$-	$738,413	$-	$738,413

Total Convertible Bonds*	-	4,427,271	-	4,427,271

Total Corporate Bonds*	-	62,780,287	-	62,780,287

U.S. Government Notes*	-	2,492,519	-	2,492,519

Money Market Fund*	3,721,348	-	-	3,721,348

Net Unrealized Appreciation on Forward Currency Contract	-	13,164	-	13,164

Total Assets	$3,721,348	$70,451,654	$-	$74,173,002
Liabilities
Net Unrealized Depreciation on Forward Currency Contract	$-	$(11,854)	$-	$(11,854)
Total Liabilities	$-	$(11,854)	$-	$(11,854)

Intrepid Disciplined Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$26,738,710	$-	$-	$26,738,710

U.S. Treasury Bill*	-	5,956,667	-	5,956,667

Net Unrealized Appreciation on Forward Currency Contracts	-	49,172	-	49,172

Total Assets	$26,738,710	$6,005,839	$-	$32,744,549

Liabilities
Net Unrealized Depreciation on Forward Currency Contracts	$-	$(29,068)	$-	$(29,068)
Total Liabilities	$-	$(29,068)	$-	$(29,068)

Intrepid International Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$18,754,226	$-	$-	$18,754,226

Total Preferred Stocks*	4,083,596	-	-	4,083,596

U.S. Treasury Bill*	-	1,496,944	-	1,496,944

Net Unrealized Appreciation on Forward Currency Contracts	-	692,687	-	692,687

Total Assets	$22,837,822	$2,189,631	$-	$25,027,453

Liabilities
Net Unrealized Depreciation on Forward Currency Contracts	$-	$(17,688)	$-	$(17,688)
Total Liabilities	$-	$(17,688)	$-	$(17,688)

Intrepid Select Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$25,248,127	$-	$-	$25,248,127

Total Exchange-Traded Funds*	2,117,382	-	-	2,117,382

Real Estate Investment Trust*	220,541	-	-	220,541

Total Convertible Bond*	-	303,682	-	303,682

Net Unrealized Appreciation on Forward Currency Contracts	-	104,354	-	104,354
Total Assets	$27,586,050	$408,036	$-	$27,994,086

Liabilities
Net Unrealized Depreciation on Forward Currency Contracts	$-	$(5,591)	$-	$(5,591)
Total Liabilities	$-	$(5,591)	$-	$(5,591)

* For further information regarding security characteristics, please see the Schedules of Investments.

There were no transfers of securities between Level 1 and Level 2 during the reporting period. The Funds did not hold any investments during the period ended June 30, 2018 with significant unobservable inputs which would be classified as Level 3. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities

   The Funds’ adviser may use derivative instruments, such as forward currency contracts, as a means to manage exposure to different types of risk, including market risk and exchange rate risk, and to gain exposure to underlying securities. During the period ended June 30, 2018, the Intrepid Capital Fund, the Intrepid Endurance Fund, the Intrepid Income Fund, the Intrepid Disciplined Value Fund, the Intrepid International Fund and the Intrepid Select Fund held derivative instruments.

Forward Currency Contracts

   The Intrepid Capital Fund, the Intrepid Endurance Fund, the Intrepid Income Fund, the Intrepid Disciplined Value Fund, the Intrepid International Fund and the Intrepid Select Fund used forward currency contracts during the period for the purpose of hedging exposures to non-U.S. dollar denominated assets. In general the use of these contracts may reduce the overall risk level in a fund, but may also lower fund performance. The use of these contracts does not create leverage in the Funds, but does expose the Funds to counterparty credit risk. When the contract is settled, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it settled.

Values of Forward Currency Contracts as of June 30, 2018

Forwards not accounted for as hedging instruments	Asset Derivatives	Value	Liability Derivatives	Value
Intrepid Capital Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$2,380,388	Depreciation of forward currency contracts	$(221,199)
Total		$2,380,388		$(221,199)
Intrepid Endurance Fund
Forward Currency Contracts	Appreciation of forward currency contract	$74,437	Depreciation of forward currency contracts	$(25,325)
Total		$74,437		$(25,325)
Intrepid Income Fund
Forward Currency Contracts	Appreciation of forward currency contract	$13,164	Depreciation of forward currency contract	$(11,854)
Total		$13,164		$(11,854)
Intrepid Disciplined Value Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$49,172	Depreciation of forward currency contract	$(29,068)
Total		$49,172		$(29,068)
Intrepid International Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$692,687	Depreciation of forward currency contracts	$(17,688)
Total		$692,687		$(17,688)
Intrepid Select Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$104,354	Depreciation of forward currency contracts	$(5,591)
Total		$104,354		$(5,591)

The average monthly notional amounts of forward currency contracts during the period ended June 30, 2018 were as follows:

Long Positions	Intrepid Capital Fund	Intrepid Endurance Fund	Intrepid Income Fund	Intrepid Disciplined Value Fund
Forward currency contracts	$8,068,429	$2,256,367	$634,127	$1,348,841

Short Positions	Intrepid Capital Fund	Intrepid Endurance Fund	Intrepid Income Fund	Intrepid Disciplined Value Fund
Forward currency contracts	$50,416,032	$7,080,466	$1,476,163	$4,098,886

Long Positions	Intrepid International Fund	Intrepid Select Fund
Forward currency contracts	$810,052	$512,490

Short Positions	Intrepid International Fund	Intrepid Select Fund
Forward currency contracts	$20,890,517	$2,477,648

Long position forward currency contracts are received and settled in foreign currency. Short position forward currency contracts are received and settled in U.S. dollar.

Derivative Risk

   The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Funds’ adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

2.	Transactions with Affiliates

   The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the year from October 1, 2017 through June 30, 2018.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	Intrepid Capital Fund
	Issuer Name	Share Balance as of Sept. 30, 2017	Additions	Reductions	Share Balance as of June 30, 2018	Dividend Income	Realized Gain (Loss)	nrealized Appreciation (Depreciation)	Value as of June 30, 2018	Cost as of June 30, 2018
	Baldwin & Lyons, Inc. - Class B	428,541	-	-	428,541	$ 355,689	$ -	$ 792,801	$ 10,456,400	$ 10,185,972
	Dundee Corp. - Class A (a)	854,025	-	(470,364)	383,661	-	(5,263,724)	4,200,691	461,099	3,252,573
	Gattaca PLC	-	1,967,030	-	1,967,030	306,069	-	(3,829,974)	3,024,323	6,854,297
	Hallmark Financial Services, Inc.	-	528,592	-	528,592	-	-	192,720	5,275,348	5,082,629
	HNZ Group, Inc. (a)	631,480	-	(631,480)	-	-	2,985,546	(19,948)	-	-
	Retail Food Group Ltd. (a)	-	4,315,220	(4,315,220)	-	-	(4,991,264)	-	-	-
						$ 661,758	$ (7,269,442)	$ 1,336,290	$ 19,217,170	$ 25,375,471

	Intrepid Endurance Fund
	Issuer Name	Share Balance as of Sept. 30, 2017	Additions	Reductions	Share Balance as of June 30, 2018	Dividend Income	Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Value as of June 30, 2018	Cost as of June 30, 2018
	Baldwin & Lyons, Inc. - Class B	279,141	-	(5,627)	273,514	$ 228,536	$ 113	$ 513,538	$ 6,673,742	$ 6,273,687
	Dundee Corp. - Class A (a)	821,295	-	(463,247)	358,048	-	(4,578,839)	3,558,717	430,317	1,650,777
	Hallmark Financial Services, Inc.	–	227,598	-	227,598	-	-	(22,943)	2,271,428	2,294,371
	Retail Food Group Ltd. (a)	–	2,339,160	(2,339,160)	-	-	(1,720,215)	-	-	-
						$ 228,536	$ (6,298,941)	$ 4,049,312	$ 9,375,487	$ 10,218,835

	Intrepid Income Fund
	Issuer Name	Share Balance as of Sept. 30, 2017	Additions	Reductions	Share Balance as of June 30, 2018	Dividend Income	Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Value as of June 30, 2018	Cost as of June 30, 2018
	Baldwin & Lyons, Inc. - Class B	35,984	-	(35,984)	-	$ 29,867	$ 40,584	$ 10,001	$ -	$ -
	Dundee Corp. - Class A (Preferred) (a)	29,290	-	(29,290)	-	13,813	(17,820)	(13,500)	-	-
	Retail Food Group Ltd. (a)	–	510,000	(510,000)	-	-	(361,635)	-	-	-
						$ 43,680	$ (338,871)	$ (3,499)	$ -	$ -

	Intrepid Disciplined Value Fund
	Issuer Name	Share Balance as of Sept. 30, 2017	Additions	Reductions	Share Balance as of June 30, 2018	Dividend Income	Realized Loss	Unrealized Appreciation (Depreciation)	Value as of June 30, 2018	Cost as of June 30, 2018
	Baldwin & Lyons, Inc. - Class B	65,808	-	-	65,808	$ 54,621	$ -	$ 121,745	$ 1,605,715	$ 1,480,550
	Dundee Corp. - Class A (a)	141,330	-	(70,637)	70,693	-	(170,298)	(9,943)	84,962	211,332
						$ 54,621	$ (170,298)	$ 111,802	$ 1,690,677	$ 1,691,882

	Intrepid International Fund
	Issuer Name	Share Balance as of Sept. 30, 2017	Additions	Reductions	Share Balance as of June 30, 2018	Dividend Income	Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Value as of June 30, 2018	Cost as of June 30, 2018
	Baldwin & Lyons, Inc. - Class B	31,024	6,760	(6,950)	30,834	$ 29,256	$ 6,103	$ 59,534	$ 752,350	$ 690,525
	Coventry Group Ltd.	1,580,150	496,631	(281,029)	1,795,752	-	8,058	203,450	1,794,078	1,141,118
	Dundee Corp. - Class A (a)	405,640	503,400	(24,727)	884,313	-	(72,668)	(746,780)	1,062,803	1,969,717
	Dundee Corp. (Preferred) (a)	137,640	87,090	-	224,730	80,485	-	(415,210)	1,856,306	2,116,557
	Dundee Corp. (Preferred) (a)	36,060	47,875	(13,452)	70,483	47,978	4,576	(46,998)	1,321,489	1,311,326
	Gattaca PLC	85,750	759,004	(6,719)	838,035	62,127	(13,266)	(1,036,134)	1,288,485	2,302,052
	HNZ Group, Inc. (a)	86,190	-	(86,190)	-	-	450,429	(54,753)	-	-
	Quarto Group, Inc.	634,582	366,814	(119,000)	882,396	-	(135,755)	(32,780)	1,304,286	1,787,104
	Retail Food Group Ltd. (a)	–	1,087,710	(1,087,710)	-	-	(653,163)	-	-	-
						$ 219,846	$ (405,686)	$ (2,069,671)	$ 9,379,797	$ 11,318,399

	Intrepid Select Fund
	Issuer Name	Share Balance as of Sept. 30, 2017	Additions	Reductions	Share Balance as of June 30, 2018	Dividend Income	Realized Loss	Unrealized Appreciation (Depreciation)	Value as of June 30, 2018	Cost as of June 30, 2018
	Baldwin & Lyons, Inc. - Class B	60,714	40,686	-	101,400	$ 67,801	$ -	$ 150,708	$ 2,474,160	$ 2,383,752
	Dundee Corp. - Class A (a)	151,185	185,900	(189,825)	147,260	-	(438,938)	146,845	176,983	268,745
	Hallmark Financial Services, Inc.	49,193	75,270	-	124,463	-	-	(85,117)	1,242,141	1,263,696
	Retail Food Group Ltd. (a)	–	817,907	(817,907)	-	-	(623,775)	-	-	-
						$ 67,801	$ (1,062,713)	$ 212,436	$ 3,893,284	$ 3,916,193

	(a) Security is no longer an affiliated company at June 30, 2018.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Intrepid Capital Management Funds Trust

By (Signature and Title)      /s/ Mark F. Travis
Mark F. Travis, President

Date          8/23/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Mark F. Travis
  Mark F. Travis, President

Date          8/23/18

By (Signature and Title)*      /s/ Donald C. White
  Donald C. White, Treasurer

Date          8/23/18

* Print the name and title of each signing officer under his or her signature.